Goodwill, Product Rights and Other Intangible Assets - Goodwill (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Segment goodwill	$ 4,854.2	$ 1,708.3
Actavis Specialty Brands Segment [Member]
Segment Reporting Information [Line Items]
Segment goodwill	474.7	371.6
Actavis Pharma Segment [Member]
Segment Reporting Information [Line Items]
Segment goodwill	4,293.2	1,250.4
Anda Distribution Segment [Member]
Segment Reporting Information [Line Items]
Segment goodwill	$ 86.3	$ 86.3